Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net income	$ 69,178	$ 62,764	$ 89,405
Adjustments to reconcile net income to net cash used in operating activities:
Change in reinsurance recoverable	(149)	3,582	16,662
Change in premiums and accounts receivable	(6,153)	(2,857)	(2,128)
Depreciation and amortization	4,851	5,855	6,175
Change in deferred acquisition costs and value of business acquired	(488)	(2,371)	(235)
Change in accrued investment income	1,298	2,167	2,621
Change in insurance policy reserves and expenses	(111,616)	(114,145)	(161,767)
Change in accounts payable and other liabilities	2,865	1,178	(10,496)
Change in commissions payable	1,269	360	1,557
Amortization of deferred gain on disposal of businesses	5,147	(11,216)	(12,506)
Change in income taxes	13,526	5,659	18,472
Net realized gains on investments	(16,341)	(11,624)	(9,973)
Other	(6,090)	(89)	(2,976)
Net cash used in operating activities	(42,703)	(60,737)	(65,189)
Sales of:
Fixed maturity securities available-for-sale	267,664	383,298	292,422
Equity securities available for sale	26,838	55,938	28,584
Other invested assets	28,780	15,557	18,553
Maturities, calls, prepayments, and scheduled redemption of:
Fixed maturity securities available for sale	156,961	124,414	228,181
Commercial mortgage loans on real estate	103,127	136,292	63,099
Purchase of:
Fixed maturity securities available-for-sale	(347,194)	(363,489)	(445,751)
Equity securities available for sale	(55,202)	(64,804)	(26,491)
Commercial mortgage loans on real estate	(40,550)	(68,571)	(20,412)
Other invested assets	(12,223)	(21,713)	(18,076)
Change in short-term investments	353	(22,977)	43,277
Change in collateral held under securities lending	(712)	305	296
Change in policy loans	798	341	20
Net cash provided by investing activities	128,640	174,591	163,702
Financing activities
Dividends paid	(97,000)	(101,000)	(115,800)
Change in obligation under securities lending	712	(305)	(296)
Net cash used in financing activities	(96,288)	(101,305)	(116,096)
Change in cash and cash equivalents	(10,351)	12,549	(17,583)
Cash and cash equivalents at beginning of period	17,641	5,092	22,675
Cash and cash equivalents at end of period	7,290	17,641	5,092
Supplemental information:
Income taxes paid	$ 34,917	$ 29,311	$ 26,472